INCOME TAX (CREDIT) CHARGE (Tables)	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense (Benefit)

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Current tax expense	1,330	533	7,796	1,355
Deferred tax (credit) charge (Note 18)	(172)	190	(6,923)	450
	1,158	723	873	1,805

Summary of Reconciliation of Income Tax Expense (Benefit)
The expected weighted average tax rate of the Group amounted to (9)% and 9% for the three months ended June 30, 2025 and 2024, respectively, and (67)% and 11% for the six months ended June 30, 2025 and 2024, respectively.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Income before tax	(12,257)	7,653	(1,308)	16,034
Expected tax expense	(4,406)	995	(3,008)	1,817
Tax effects of:
Disallowed expenses	6,696	(157)	6,650	156
Unrecognized deferred tax	(927)	(115)	(2,512)	(110)
Change in estimates related to prior periods	—	34	—	65
Tax incentives	—	(54)	—	(108)
Changes in tax rates	(364)	—	(364)	—
Other	159	20	107	(15)
	1,158	723	873	1,805

Summary of Amounts Recognized in Other Comprehensive income
Amounts recognized in Other Comprehensive income

	Three Months Ended June 30, 2025			Six Months Ended June 30, 2025
	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Items that are or may be reclassified subsequently to profit or loss
Cash flow hedge - effective portion of changes in fair value	(3,050)	381	(2,669)	(3,050)	381	(2,669)
Cash flow hedges - reclassified to profit or loss	2,313	(289)	2,024	2,313	(289)	2,024
	(737)	92	(645)	(737)	92	(645)